INCOME TAXES (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
PRC statutory tax rate			25.00%	25.00%	25.00%
Net operating loss carryforwards			$ 38,832
Income Tax Examininations Limitation,Description			the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.
Discontinued Operations [Member]
Income Taxes [Line Items]
Accrued Withholding Tax				$ 2,045	$ 1,608
Minimum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2018
Maximum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2022
In the case of dividends paid by PRC subsidiaries [Member]
Income Taxes [Line Items]
Withholding tax rate			10.00%	10.00%	10.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%